UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.2%
Brazil: 1.5%
16,739	Banco Bradesco S.A. (ADR)	$243,050
Canada: 15.4%
4,594	Bank of Montreal (USD)	338,072
8,560	Bank of Nova Scotia (USD)	570,096
11,549	Royal Bank of Canada (USD)	824,945
13,445	Toronto-Dominion Bank (USD)	691,207
		2,424,320
Germany: 2.0%
8,887	Deutsche Bank AG (USD)	312,645
India: 0.8%
2,372	ICICI Bank Ltd. (ADR)	118,363
Japan: 4.6%
118,637	Mitsubishi UFJ Financial Group, Inc. (ADR)	729,618
Netherlands: 2.9%
32,171	ING Groep N.V. (ADR) *	451,037
Spain: 9.2%
48,462	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	618,860
80,659	Banco Santander S.A. (ADR) †	840,467
		1,459,327
Switzerland: 5.5%
11,096	Credit Suisse Group AG (ADR)	314,794
30,227	UBS AG (USD)	553,759
		868,553
United Kingdom: 10.5%
34,338	Barclays Plc (ADR)	501,678
22,884	HSBC Holdings Plc (ADR)	1,162,507
		1,664,185
United States: 44.8%
69,697	Bank of America Corp.	1,071,243
8,174	Charles Schwab Corp.	220,126
19,922	Citigroup, Inc.	938,326
2,921	Goldman Sachs Group, Inc.	489,092
24,557	JPMorgan Chase & Co.	1,414,974
11,723	Morgan Stanley	379,005
4,116	The PNC Financial Services Group, Inc.	366,530
12,467	U.S. Bancorp	540,070
31,603	Wells Fargo & Co.	1,661,054
		7,080,420
Total Common Stocks (Cost: $14,077,429)		15,351,518
PREFERRED STOCK: 2.0%
Brazil: 2.0% (Cost: $306,182)
21,505	Itau Unibanco Holding S.A. (ADR)	309,242
MONEY MARKET FUNDS: 0.3% (Cost: $49,045)
49,045	Dreyfus Government Cash Management Fund *	49,045
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $14,432,656)		15,709,805
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5% (Cost: $233,748)
233,748	Bank of New York Overnight Government Fund	233,748
Total Investments: 101.0% (Cost: $14,666,404)		15,943,553
Liabilities in excess of other assets: (1.0)%		(156,153)
NET ASSETS: 100.0%		$15,787,400

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $226,635.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Banks	80.1%	$12,573,772
Diversified Capital Markets	7.5	1,181,198
Investment Banking & Brokerage	6.9	1,088,223
Other Diversified Financial Services	2.9	451,037
Regional Banks	2.3	366,530
Money Market Fund	0.3	49,045
	100.0%	$15,709,805

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$15,351,518	$—	$—	$15,351,518
Preferred Stock	309,242	—	—	309,242
Money Market Funds	282,793	—	—	282,793
Total	$15,943,553	$—	$—	$15,943,553

* See Schedule of Investments for security type and geographic sector breakouts.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Ireland: 2.5%
256,361	Alkermes Plc (USD) *	$12,902,649
Netherlands: 3.9%
798,452	Qiagen N.V. (USD) *	19,522,151
United States: 93.4%
148,107	Alexion Pharmaceuticals, Inc. *	23,141,719
480,274	Amgen, Inc.	56,850,033
534,249	Ariad Pharmaceuticals, Inc. * †	3,403,166
152,492	Biogen Idec, Inc. *	48,082,253
274,716	BioMarin Pharmaceutical, Inc. *	17,090,082
602,909	Celgene Corp. *	51,777,825
131,259	Cepheid, Inc. *	6,292,556
126,074	Charles River Laboratories International, Inc. *	6,747,480
122,636	Covance, Inc. *	10,495,189
166,302	Cubist Pharmaceuticals, Inc. *	11,611,206
883,344	Gilead Sciences, Inc. *	73,238,051
125,827	Illumina, Inc. *	22,465,153
345,911	Incyte Corp. *	19,523,217
37,407	Intercept Pharmaceuticals, Inc. *	8,851,618
221,345	Isis Pharmaceuticals, Inc. * †	7,625,335
191,158	Medivation, Inc. *	14,734,459
130,025	Myriad Genetics, Inc. * †	5,060,573
234,808	NPS Pharmaceuticals, Inc. *	7,760,404
160,267	Pharmacyclics, Inc. * †	14,377,553
71,950	Regeneron Pharmaceuticals, Inc. *	20,323,717
111,456	Seattle Genetics, Inc. * †	4,263,192
111,143	United Therapeutics Corp. *	9,835,044
301,319	Vertex Pharmaceuticals, Inc. *	28,528,883
		472,078,708
Total Common Stocks (Cost: $464,575,078)		504,503,508
MONEY MARKET FUND: 0.2% (Cost: $913,758)
913,758	Dreyfus Government Cash Management Fund	913,758
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $465,488,836)		505,417,266

Principal Amount		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.6%
Repurchase Agreements: 3.6%
$4,294,829	Repurchase agreement dated 6/30/14 with Citigroup Global Markets, Inc., 0.10% due 7/1/14, proceeds $4,294,841; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 10/16/14 to 12/15/54, valued at $4,380,726 including accrued interest)	4,294,829
4,294,829	Repurchase agreement dated 6/30/14 with Daiwa Capital Markets America, 0.14% due 7/1/14, proceeds $4,294,846; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/1/17 to 3/1/48, valued at $4,380,726 including accrued interest)	4,294,829
4,294,829	Repurchase agreement dated 6/30/14 with HSBC Securities USA, Inc., 0.07% due 7/1/14, proceeds $4,294,837; (collateralized by various U.S. government and agency obligations, 0.00% to 6.38%, due 7/10/14 to 8/15/42, valued at $4,380,738 including accrued interest)	4,294,829
904,000	Repurchase agreement dated 6/30/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06% due 7/1/14, proceeds $904,002; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 8/15/15 to 11/15/43, valued at $922,080 including accrued interest)	904,000
4,294,829	Repurchase agreement dated 6/30/14 with Nomura Securities International, Inc., 0.11% due 7/1/14, proceeds $4,294,842; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 7/1/14 to 7/15/56, valued at $4,380,736 including accrued interest)	4,294,829
Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $18,083,316)		18,083,316
Total Investments: 103.6% (Cost: $483,572,152)		523,500,582
Liabilities in excess of other assets: (3.6)%		(18,219,094)
NET ASSETS: 100.0%		$505,281,488

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,618,045.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	88.1%	$445,273,535
Life Sciences Tools & Services	11.7	59,229,973
Money Market Fund	0.2	913,758
	100.0%	$505,417,266

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$504,503,508	$—	$—	$504,503,508
Money Market Fund	913,758	—	—	913,758
Repurchase Agreements	—	18,083,316	—	18,083,316
Total	$505,417,266	$18,083,316	$—	$523,500,582

* See Schedule of Investments for security type and geographic sector breakouts.

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Canada: 2.6%
20,351	Progressive Waste Solutions Ltd. (USD)	$522,410
China / Hong Kong: 1.4%
161,732	China Recycling Energy Corp. (USD) * †	284,648
France: 9.6%
104,631	Veolia Environnement S.A. (ADR)	1,987,989
United States: 86.6%
19,520	ABM Industries, Inc.	526,650
22,463	Advanced Emissions Solutions, Inc. *	515,077
23,244	Calgon Carbon Corp. *	519,039
14,440	Cantel Medical Corp.	528,793
27,166	Ceco Environmental Corp.	423,518
8,386	Clarcor, Inc.	518,674
8,266	Clean Harbors, Inc. *	531,091
25,656	Covanta Holding Corp.	528,770
25,246	Darling International, Inc. *	527,641
12,351	Donaldson Company, Inc.	522,694
70,604	Energy Recovery, Inc. * †	347,372
68,405	Fuel Tech, Inc. *	385,804
30,932	Layne Christensen Co. *	411,396
43,178	Newpark Resources, Inc. *	537,998
27,553	Nuverra Environmental Solutions * †	554,091
202,166	Rentech, Inc. *	523,610
55,517	Republic Services, Inc.	2,107,980
20,131	Schnitzer Steel Industries, Inc.	524,815
17,547	Stericycle, Inc. *	2,077,916
9,801	Steris Corp.	524,157
7,703	Tennant Co.	587,893
7,926	Tenneco, Inc. *	520,738
19,022	Tetra Tech, Inc.	523,105
10,653	US Ecology, Inc.	521,464
10,983	Waste Connections, Inc.	533,225
46,748	Waste Management, Inc.	2,091,038
		17,914,549
Total Common Stocks (Cost: $17,795,997)		20,709,596
MONEY MARKET FUND: 0.1% (Cost: $27,885)
27,885	Dreyfus Government Cash Management Fund	27,885
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $17,823,882)		20,737,481
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2% (Cost: $871,469)
871,469	Bank of New York Overnight Government Fund	871,469
Total Investments: 104.5% (Cost: $18,695,351)		21,608,950
Liabilities in excess of other assets: (4.5)%		(927,988)
NET ASSETS: 100.0%		$20,680,962

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $842,571.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.5%	$520,738
Consumer Staples	2.6	527,641
Energy	5.3	1,092,089
Health Care	5.1	1,052,950
Industrials	64.8	13,445,648
Materials	10.0	2,082,541
Utilities	9.6	1,987,989
Money Market Fund	0.1	27,885
	100.0%	$20,737,481

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$20,709,596	$—	$—	$20,709,596
Money Market Funds	899,354	—	—	899,354
Total	$21,608,950	$—	$—	$21,608,950

* See Schedule of Investments for security type and geographic sector breakouts.

GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.9%
Australia: 8.5%
141,165	Aristocrat Leisure Ltd. #	$700,152
129,494	Crown Ltd. #	1,847,501
152,659	Echo Entertainment Group Ltd. #	452,156
241,436	TABCORP Holdings Ltd. #	765,411
438,627	Tatts Group Ltd. #	1,353,630
		5,118,850
China / Hong Kong: 36.2%
512,240	Galaxy Entertainment Group Ltd. #	4,094,093
686,000	Macau Legend Development Ltd. * † #	475,322
144,870	Melco Crown Entertainment Ltd. (ADR)	5,173,308
216,400	Melco International Development Ltd. #	654,212
1,011,300	MGM China Holdings Ltd. #	3,507,338
592,000	Sands China Ltd. #	4,468,260
623,000	SJM Holdings Ltd. #	1,560,716
516,400	Wynn Macau Ltd. #	2,022,581
		21,955,830
Greece: 1.9%
35,914	Intralot S.A. * #	99,262
60,256	OPAP S.A. #	1,071,192
		1,170,454
Ireland: 1.2%
10,868	Paddy Power Plc #	713,397
Italy: 1.0%
25,370	GTECH S.p.A. #	619,798
Japan: 3.7%
21,879	Sankyo Co. Ltd. #	841,623
71,000	Sega Sammy Holdings, Inc. #	1,398,175
		2,239,798
Malaysia: 7.7%
444,417	Berjaya Sports Toto Bhd #	537,279
770,938	Genting Bhd #	2,398,592
1,113,298	Genting Malaysia Bhd #	1,456,357
317,200	Magnum Bhd	301,296
		4,693,524
New Zealand: 0.8%
144,877	Sky City Entertainment Group Ltd. #	504,670
Singapore: 3.7%
2,089,400	Genting Singapore Plc #	2,231,244
South Africa: 0.6%
36,928	Sun International Ltd.	381,819
South Korea: 3.2%
50,716	Kangwon Land, Inc. #	1,489,191
12,126	Paradise Co. Ltd. #	448,312
		1,937,503
Sweden: 0.8%
13,708	Betsson A.B. #	473,601
United Kingdom: 6.0%
221,353	Bwin.Party Digital Entertainment Plc #	363,076
98,836	IG Group Holdings Plc #	992,030
219,377	Ladbrokes Plc #	526,206
41,742	Playtech Ltd. #	439,402
229,543	William Hill Plc #	1,287,612
		3,608,326
United States: 23.6%
8,797	Bally Technologies, Inc. *	578,139
23,890	Boyd Gaming Corp. *	289,786
18,025	Global Cash Access Holdings, Inc. *	160,422
67,624	International Game Technology	1,075,898
63,503	Las Vegas Sands Corp.	4,840,199
113,388	MGM Mirage *	2,993,443
18,164	Penn National Gaming, Inc. *	220,511
13,561	Pinnacle Entertainment, Inc. *	341,466
16,176	Scientific Games Corp. *	179,877
17,480	Wynn Resorts Ltd.	3,628,149
		14,307,890
Total Common Stocks (Cost: $50,534,120)		59,956,704
REAL ESTATE INVESTMENT TRUST: 1.6% (Cost: $1,106,738)
United States: 1.6%
28,308	Gaming and Leisure Properties, Inc.	961,623
MONEY MARKET FUND: 0.1% (Cost: $32,186)
32,186	Dreyfus Government Cash Management Fund	32,186
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $51,673,044)		60,950,513
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2% (Cost: $112,500)
112,500	Bank of New York Overnight Government Fund	112,500
Total Investments: 100.8% (Cost: $51,785,544)		61,063,013
Liabilities in excess of other assets: (0.8)%		(471,584)
NET ASSETS: 100.0%		$60,591,429

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $103,931.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,792,391 which represents 65.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	95.7%	$58,364,850
Financials	3.2	1,953,653
Information Technology	1.0	599,824
Money Market Fund	0.1	32,186
	100.0%	$60,950,513

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,118,850	$—	$5,118,850
China / Hong Kong	5,173,308	16,782,522	—	21,955,830
Greece	—	1,170,454	—	1,170,454
Ireland	—	713,397	—	713,397
Italy	—	619,798	—	619,798
Japan	—	2,239,798	—	2,239,798
Malaysia	301,296	4,392,228	—	4,693,524
New Zealand	—	504,670	—	504,670
Singapore	—	2,231,244	—	2,231,244
South Africa	381,819	—	—	381,819
South Korea	—	1,937,503	—	1,937,503
Sweden	—	473,601	—	473,601
United Kingdom	—	3,608,326	—	3,608,326
United States	14,307,890	—	—	14,307,890
Real Estate Investment Trust	961,623	—	—	961,623
Money Market Funds	144,686	—	—	144,686
Total	$21,270,622	$39,792,391	$—	$61,063,013

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.7%
Denmark: 5.1%
379,094	Novo-Nordisk A.S. (ADR)	$17,510,352
France: 5.2%
340,839	Sanofi S.A. (ADR)	18,122,410
Ireland: 6.5%
38,957	Endo International Plc (USD) *	2,727,769
39,536	Perrigo Co. Plc (USD)	5,762,767
60,152	Shire Plc (ADR)	14,165,194
		22,655,730
Israel: 4.4%
291,563	Teva Pharmaceutical Industries Ltd. (ADR)	15,283,732
Switzerland: 10.0%
384,524	Novartis A.G. (ADR)	34,810,958
United Kingdom: 9.2%
204,196	AstraZeneca Plc (ADR)	15,173,805
310,117	GlaxoSmithKline Plc (ADR)	16,585,057
		31,758,862
United States: 59.3%
378,885	Abbott Laboratories	15,496,396
279,466	AbbVie, Inc.	15,773,061
53,433	Actavis Plc *	11,918,231
92,876	Allergan, Inc.	15,716,477
322,731	Bristol-Myers Squibb Co.	15,655,681
254,841	Eli Lilly & Co.	15,843,465
55,009	Forest Laboratories, Inc. *	5,445,891
44,571	Hospira, Inc. *	2,289,612
357,769	Johnson & Johnson	37,429,793
340,498	Merck & Co., Inc.	19,697,809
115,819	Mylan, Inc. *	5,971,628
850,758	Pfizer, Inc.	25,250,497
16,480	Questcor Pharmaceuticals, Inc. †	1,524,235
13,024	Salix Pharmaceuticals Ltd. *	1,606,510
86,546	Valeant Pharmaceuticals International, Inc. *	10,915,182
149,851	Zoetis, Inc.	4,835,692
		205,370,160
Total Common Stocks
(Cost: $300,365,737)		345,512,204
MONEY MARKET FUND: 0.1%
(Cost: $431,685)
431,685	Dreyfus Government Cash Management Fund	431,685

Total Investments Before Collateral for Securities Loaned: 99.8%
(Cost: $300,797,422)		345,943,889

Principal
Amount		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.5%
Repurchase Agreements: 0.5%
$1,000,000	Repurchase agreement dated 6/30/14 with Nomura Securities International, Inc., 0.11% due 7/1/14, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 7/1/14 to 7/15/56, valued at $1,020,000 including accrued interest)	1,000,000
523,072	Repurchase agreement dated 6/30/14 with RBS Securities, Inc., 0.08% due 7/1/14, proceeds $523,073; (collateralized by various U.S. government and agency obligations, 0.00% to 6.75%, due 7/3/14 to 7/15/32, valued at $533,535 including accrued interest)	523,072
Total Short-term Investments Held as Collateral for Securities Loaned
(Cost: $1,523,072)		1,523,072
Total Investments: 100.3%
(Cost: $302,320,494)		347,466,961
Liabilities in excess of other assets: (0.3)%		(919,201)
NET ASSETS: 100.0%		$346,547,760

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,490,671.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care Equipment	4.5%	$15,496,396
Pharmaceuticals	95.4	330,015,808
Money Market Fund	0.1	431,685
	100.0%	$345,943,889

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$345,512,204	$—	$—	$345,512,204
Money Market Fund	431,685	—	—	431,685
Repurchase Agreements	—	1,523,072	—	1,523,072
Total	$345,943,889	$1,523,072	$—	$347,466,961

* See Schedule of Investments for security type and geographic sector breakouts.

RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.0%
United States: 100.0%
11,628	Amazon.com, Inc. *	$3,776,542
13,302	AmerisourceBergen Corp.	966,523
1,776	AutoZone, Inc. *	952,362
12,247	Bed Bath & Beyond, Inc. *	702,733
17,570	Best Buy Co., Inc.	544,846
18,985	Cardinal Health, Inc.	1,301,612
17,300	Costco Wholesale Corp.	1,992,268
38,574	CVS Caremark Corp.	2,907,322
19,509	Dollar General Corp. *	1,119,036
36,000	Home Depot, Inc.	2,914,560
12,373	Kohl’s Corp.	651,810
31,591	Kroger Co.	1,561,543
16,290	L Brands, Inc.	955,571
42,868	Lowe’s Cos., Inc.	2,057,235
24,580	MACY’S, Inc.	1,426,132
9,671	McKesson Corp.	1,800,837
12,462	Ross Stores, Inc.	824,112
37,585	Staples, Inc.	407,421
37,601	Sysco Corp.	1,408,158
31,707	Target Corp.	1,837,421
20,151	The Gap, Inc.	837,677
32,628	TJX Cos., Inc.	1,734,178
27,130	Walgreen Co.	2,011,147
56,569	Wal-Mart Stores, Inc.	4,246,635
23,643	Whole Foods Market, Inc.	913,329
Total Common Stocks
(Cost: $41,298,122)		39,851,010
Liabilities in excess of other assets: (0.0)%		(19,479)
NET ASSETS: 100.0%		$39,831,531

*	Non-income producing
Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	52.1%	$20,741,636
Consumer Staples	37.7	15,040,402
Health Care	10.2	4,068,972
	100.0%	$39,851,010

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks	$39,851,010	$—	$—	$39,851,010

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.1%
Bermuda: 1.4%
383,903	Marvell Technology Group Ltd. (USD)	$5,501,330
Netherlands: 8.7%
218,009	ASML Holding N.V. (USD)	20,333,699
214,266	NXP Semiconductor NV (USD) *	14,180,124
		34,513,823
Singapore: 3.4%
186,987	Avago Technologies Ltd. (USD)	13,476,153
Taiwan: 16.2%
2,990,811	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	63,973,447
United Kingdom: 4.4%
380,129	ARM Holdings Plc (ADR)	17,197,036
United States: 66.0%
728,366	Advanced Micro Devices, Inc. * †	3,051,854
264,966	Altera Corp.	9,210,218
292,762	Analog Devices, Inc.	15,829,641
790,825	Applied Materials, Inc.	17,833,104
452,587	Broadcom Corp.	16,800,029
75,839	Cree, Inc. *	3,788,158
2,564,165	Intel Corp.	79,232,699
128,825	KLA-Tencor Corp.	9,357,848
147,066	Lam Research Corp.	9,938,720
147,800	Linear Technology Corp.	6,956,946
189,966	Maxim Integrated Products, Inc.	6,422,751
184,777	Microchip Technology, Inc. †	9,018,965
616,478	Micron Technology, Inc. *	20,312,950
410,766	NVIDIA Corp.	7,615,602
390,101	ON Semiconductor Corp. *	3,565,523
163,177	Skyworks Solutions, Inc.	7,662,792
146,450	Teradyne, Inc.	2,870,420
400,032	Texas Instruments, Inc.	19,117,529
252,944	Xilinx, Inc.	11,966,781
		260,552,530
Total Common Stocks
(Cost: $386,281,103)		395,214,319
MONEY MARKET FUND: 0.0%
(Cost: $60,261)
60,261	Dreyfus Government Cash Management Fund	60,261
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $386,341,364)		395,274,580

Principal
Amount		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8%
Repurchase Agreements: 1.8%
$1,706,166	Repurchase agreement dated 6/30/14 with Citigroup Global Markets, Inc., 0.10% due 7/1/14, proceeds $1,706,171; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 10/16/14 to 12/15/54, valued at $1,740,289 including accrued interest)	1,706,166
1,706,166	Repurchase agreement dated 6/30/14 with Daiwa Capital Markets America, 0.14% due 7/1/14, proceeds $1,706,173; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 1/1/17 to 3/1/48, valued at $1,740,289 including accrued interest)	1,706,166
1,706,166	Repurchase agreement dated 6/30/14 with HSBC Securities USA, Inc., 0.07% due 7/1/14, proceeds $1,706,169; (collateralized by various U.S. government and agency obligations, 0.00% to 6.38%, due 7/10/14 to 8/15/42, valued at $1,740,294 including accrued interest)	1,706,166
359,130	Repurchase agreement dated 6/30/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06% due 7/1/14, proceeds $359,131; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 8/15/15 to 11/15/43, valued at $366,313 including accrued interest)	359,130
1,706,166	Repurchase agreement dated 6/30/14 with Nomura Securities International, Inc., 0.11% due 7/1/14, proceeds $1,706,171; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 7/1/14 to 7/15/56, valued at $1,740,289 including accrued interest)	1,706,166
Total Short-term Investments Held as Collateral for Securities Loaned
(Cost: $7,183,794)		7,183,794
Total Investments: 101.9%
(Cost: $393,525,158)		402,458,374
Liabilities in excess of other assets: (1.9)%		(7,519,241)
NET ASSETS: 100.0%		$394,939,133

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,979,035.

Summary of Investments
by Sector Excluding
Collateral for Securities	% of
Loaned (unaudited)	Investments	Value
Semiconductor Equipment	15.3%	$60,333,791
Semiconductors	84.7	334,880,528
Money Market Fund	0.0	60,261
	100.0%	$395,274,580

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$395,214,319	$—	$—	$395,214,319
Money Market Fund	60,261	—	—	60,261
Repurchase Agreements	—	7,183,794	—	7,183,794
Total	$395,274,580	$7,183,794	$—	$402,458,374

* See Schedule of Investments for security type and geographic sector breakouts.

WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.1%
Diversified Financials: 30.4%
1,047,866	Bank of New York Mellon Corp.	$39,274,018
289,140	Berkshire Hathaway, Inc. *	36,593,558
119,059	BlackRock, Inc.	38,051,256
1,007,432	Eaton Vance Corp.	38,070,855
659,084	Franklin Resources, Inc.	38,121,419
196,844	Intercontinental Exchange, Inc.	37,183,832
		227,294,938
Energy: 5.2%
232,494	Core Laboratories N.V.	38,840,448
Food & Staples Retailing: 9.8%
318,940	Costco Wholesale Corp.	36,729,130
983,904	Sysco Corp.	36,847,205
		73,576,335
Food, Beverage & Tobacco: 5.1%
907,330	Coca-Cola Co.	38,434,499
Health Care Equipment & Services: 9.7%
506,054	Baxter International, Inc.	36,587,704
518,077	Express Scripts Holding Co. *	35,918,278
		72,505,982
Household & Personal Products: 4.9%
463,072	The Procter & Gamble Co.	36,392,829
Pharmaceuticals, Biotechnology: 5.1%
318,665	Amgen, Inc.	37,720,376
Retailing: 4.8%
110,600	Amazon.com, Inc. *	35,920,668
Software & Services: 20.0%
759,236	eBay, Inc. *	38,007,354
203,420	International Business Machines Corp.	36,873,943
482,288	Mastercard, Inc.	35,433,699
2,267,494	The Western Union Co.	39,318,346
		149,633,342
Utilities: 5.1%
1,037,022	Exelon Corp.	37,830,563
Total Common Stocks (Cost: $729,220,489)		748,149,980
Liabilities in excess of other assets: (0.1)%		(821,635)
NET ASSETS: 100.0%		$747,328,345

*	Non-income producing
Summary of Investments	% of
by Sector (unaudited)	Investments	Value
Consumer Discretionary	4.8%	$35,920,668
Consumer Staples	19.8	148,403,663
Energy	5.2	38,840,448
Financials	30.4	227,294,938
Health Care	14.7	110,226,358
Information Technology	20.0	149,633,342
Utilities	5.1	37,830,563
	100.0%	$748,149,980

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$748,149,980	$—	$—	$748,149,980

* See Schedule of Investments for security type and industry sector breakouts.

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.1%
Brazil: 7.0%
34	Ambev SA (LDR) *	$238
20,650	Ambev SA	147,654
4,550	BB Seguridade Participacoes SA	66,967
850	CETIP SA - Balcao Organizado de Ativos e Derivativos	12,129
3,550	Cielo SA	73,284
450	Lojas Renner SA	14,455
150	M Dias Branco SA	6,650
600	Natura Cosmeticos SA	10,140
450	Porto Seguro SA	6,505
2,050	Souza Cruz SA	21,178
500	Totvs SA	8,620
700	Tractebel Energia SA	10,480
450	Via Varejo SA *	5,053
		383,353
Chile: 0.1%
506	Cia Cervecerias Unidas SA	5,929
China / Hong Kong: 18.8%
4,000	AAC Technologies Holdings, Inc. #	26,032
4,000	ANTA Sports Products Ltd. #	6,356
18,000	Belle International Holdings Ltd. #	19,975
1,000	Biostime International Holdings Ltd. #	5,545
14,000	Brilliance China Automotive Holdings Ltd. #	26,280
6,000	China BlueChemical Ltd. #	3,274
24,000	China Mobile Ltd. #	233,107
16,000	China Overseas Land & Investment Ltd. #	38,809
12,500	China Shenhua Energy Co. Ltd. #	36,110
61,000	CNOOC Ltd. #	109,658
10,000	Dongfeng Motor Group Co. Ltd. #	17,911
20,000	Geely Automobile Holdings Ltd. #	7,044
5,000	Great Wall Motor Co. Ltd. #	18,593
10,000	Guangdong Investment Ltd. #	11,549
5,000	Haier Electronics Group Co. Ltd. #	13,068
2,000	Haitian International Holdings Ltd. #	4,666
40,000	Hanergy Solar Group Ltd.	6,142
2,500	Hengan International Group Co. Ltd. #	26,327
2,000	Kingsoft Corp. Ltd. #	6,024
26,000	Lenovo Group Ltd. #	35,520
2,000	Shenzhou International Group Holdings Ltd. #	6,823
16,000	Sihuan Pharmaceutical Holdings Group Ltd. #	9,786
12,000	Sino Biopharmaceutical Ltd. #	9,731
5,000	Sinopec Engineering Group Co. Ltd. #	5,623
9,000	Sun Art Retail Group Ltd.	10,300
18,300	Tencent Holdings Ltd. #	278,401
2,000	Tsingtao Brewery Co. Ltd. #	15,640
30,000	Want Want China Holdings Ltd. #	43,188
2,000	Zhuzhou CSR Times Electric Co. Ltd. #	6,076
		1,037,558
Colombia: 0.6%
18,020	Ecopetrol SA	32,690
Egypt: 0.4%
3,981	Commercial International Bank Egypt SAE #	19,900
Greece: 0.4%
147	Folli Follie SA * #	5,851
789	OPAP SA #	14,026
		19,877
India: 8.9%
83	ACC Ltd. #	2,028
2,566	Ambuja Cements Ltd. #	9,415
1,489	Asian Paints Ltd. #	14,702
432	Bajaj Auto Ltd. #	16,646
2,245	Bharat Heavy Electricals Ltd. #	9,348
1,304	Cipla Ltd. #	9,510
2,145	Coal India Ltd. #	13,736
1,358	Dabur India Ltd. #	4,234
205	Divi’s Laboratories Ltd. #	4,975
58	GlaxoSmithKline Consumer Healthcare Ltd. * #	4,353
516	Godrej Consumer Products Ltd. #	7,074
1,339	HCL Technologies Ltd. #	33,412
436	Hero MotoCorp Ltd. #	19,108
4,279	Hindustan Unilever Ltd. #	44,147
2,165	Infosys Ltd. #	116,796
12,696	ITC Ltd. #	68,636
121	Nestle India Ltd.	9,918
2,951	Oil and Natural Gas Corp. Ltd. #	20,843
477	Oil India Ltd. #	4,662
3,712	Sun Pharmaceutical Industries Limited #	42,479
240	Tech Mahindra Ltd. #	8,588
2,892	Wipro Ltd. #	26,300
		490,910
Indonesia: 6.9%
1,500	Astra Agro Lestari Tbk PT #	3,568
77,700	Astra International Tbk PT #	47,705
55,600	Bank Central Asia Tbk PT #	51,632
38,600	Bank Mandiri Persero Tbk PT #	31,615
28,900	Bank Negara Indonesia Persero Tbk PT #	11,621
51,300	Bank Rakyat Indonesia Tbk PT #	44,698
30,500	Bumi Serpong Damai PT #	3,824
33,000	Charoen Pokphand Indonesia Tbk PT #	10,525
1,600	Gudang Garam Tbk PT #	7,222
1,600	Indo Tambangraya Megah Tbk PT #	3,644
6,600	Indocement Tunggal Prakarsa Tbk PT #	12,551
4,500	Indofood Cbp Sukses Makmur Tbk PT #	3,804
96,500	Kalbe Farma Tbk PT #	13,509
21,300	Media Nusantara Citra Tbk PT #	4,959
55,100	Perusahaan Gas Negara Tbk PT #	25,896
13,800	Semen Gresik Persero Tbk PT #	17,590
23,700	Surya Citra Media Tbk PT #	7,168
3,600	Tambang Batubara Bukit Asam Tbk PT #	3,261
219,300	Telekomunikasi Indonesia Persero Tbk PT #	45,615
8,400	Unilever Indonesia Tbk PT #	20,753
6,100	United Tractors Tbk PT #	11,903
		383,063
Malaysia: 2.4%
3,279	Berjaya Sports Toto Bhd #	3,964
650	British American Tobacco Malaysia Bhd #	13,268
14,400	DiGi.com Bhd #	25,695
14,100	IOI Corp. Bhd #	23,064
7,300	Maxis Bhd #	15,347
10,600	Petronas Chemicals Group Bhd #	22,353
1,000	Petronas Dagangan Bhd #	7,493
2,900	Petronas Gas Bhd #	22,139
		133,323
Mexico: 5.7%
121,450	America Movil, SAB de CV	126,196
4,450	Compartamos, SAB de CV	8,596
2,950	Genomma Lab Internacional, SAB de CV *	7,993
2,500	Grupo Carso, SAB de CV	12,988
8,850	Grupo Financiero Inbursa, SAB de CV	26,380
12,800	Grupo Mexico, SAB de CV	42,713
6,700	Kimberly-Clark de Mexico, SAB de CV	18,804
1,000	Promotora y Operadora de Infraestructura, SAB de CV *	13,342
20,500	Wal-Mart de Mexico, SAB de CV	54,960
		311,972
Philippines: 0.8%
2,880	Bank of the Philippine Islands #	6,005
2,890	DMCI Holdings, Inc. #	4,909
1,750	Jollibee Foods Corp. #	7,057
175	Philippine Long Distance Telephone Co. #	11,908
3,330	Universal Robina Corp. #	11,770
		41,649
Poland: 0.8%
333	Eurocash SA #	4,414
255	Powszechny Zaklad Ubezpieczen SA #	37,260
		41,674
Qatar: 0.1%
163	Industries Qatar QSC #	7,564
Russia: 7.0%
7,802	Alrosa AO (USD) * #	9,556
41,691	Gazprom OAO (USD) * #	181,989
1,152	Magnit OAO (GDR) # Reg S	67,895
396	MegaFon OAO (GDR) * # Reg S	12,468
2,224	Mobile TeleSystems OJSC (ADR)	43,902
4,017	Moscow Exchange (USD) * #	7,964
353	Novatek OAO (GDR) # Reg S	43,831
24,118	Surgutneftegas OAO (USD) * #	18,732
		386,337
South Africa: 12.5%
408	African Rainbow Minerals Ltd. #	7,183
162	Assore Ltd. #	5,430
1,158	Bidvest Group Ltd. #	30,765
1,234	Coronation Fund Managers Ltd. #	11,081
1,251	Discovery Ltd. #	11,426
13,908	FirstRand Ltd. #	53,262
839	Foschini Group Ltd. #	8,799
699	Imperial Holdings Ltd. #	13,139
338	Kumba Iron Ore Ltd. #	10,810
4,645	Life Healthcare Group Holdings Ltd. #	18,117
460	Massmart Holdings Ltd. #	5,710
1,332	Mr. Price Group Ltd. #	22,639
6,829	MTN Group Ltd. #	143,794
3,679	Netcare Ltd. #	9,923
2,910	RMB Holdings Ltd. #	14,390
2,705	RMI Holdings #	8,341
7,330	Sanlam Ltd. #	42,544
2,423	Sasol Ltd. #	143,885
2,005	Shoprite Holdings Ltd. #	29,041
935	Spar Group Ltd. #	10,935
635	Tiger Brands Ltd. #	18,307
2,110	Truworths International Ltd. #	14,880
1,900	Vodacom Group Ltd. #	23,476
4,253	Woolworths Holdings Ltd. #	31,252
		689,129
South Korea: 10.4%
11	Amorepacific Corp.	16,568
310	Cheil Worldwide, Inc. * #	6,989
147	Dongbu Insurance Co. Ltd. #	7,553
150	Halla Visteon Climate Control Corp. #	6,793
49	Hyundai Glovis Co. Ltd. #	13,052
256	Hyundai Mobis Co. Ltd. #	71,896
56	Hyundai Wia Corp. #	10,851
420	Kangwon Land, Inc. #	12,333
28	Korea Zinc Co. Ltd. #	10,979
383	KT&G Corp. #	33,891
37	LG Household & Health Care Ltd. #	16,656
151	NAVER Corp. #	124,419
57	NCSoft Corporation #	10,281
163	Samsung Electronics Co. Ltd. #	212,870
213	Woongjin Coway Co. Ltd. #	17,828
		572,959
Spain: 0.1%
737	Cemex Latam Holdings S.A. (COP) *	7,214
Taiwan: 10.8%
1,000	Advantech Co. Ltd. #	8,540
3,000	Asustek Computer, Inc. #	33,528
2,000	Chicony Electronics Co. Ltd. #	5,404
7,000	Delta Electronics, Inc. #	50,982
1,000	Eclat Textile Co. Ltd. #	12,116
6,000	Far EasTone Telecommunications Co. Ltd. #	13,668
3,000	Foxconn Technology Co. Ltd. #	7,275
1,000	Giant Manufacturing Co. Ltd. #	7,789
1,000	Largan Precision Co. Ltd. #	79,778
1,000	Merida Industry Co. Ltd. #	6,631
2,000	Novatek Microelectronics Corp. Ltd. #	9,836
1,000	Phison Electronics Corp. #	8,058
3,000	President Chain Store Corp. #	24,042
2,000	Radiant Opto-Electronics Corp. #	8,582
2,000	Ruentex Industries Ltd. #	5,172
1,000	ScinoPharm Taiwan Ltd. #	2,477
1,000	Simplo Technology Co. Ltd. #	6,200
1,000	Standard Foods Corp. #	2,778
7,000	Taiwan Mobile Co. Ltd. #	21,662
66,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	279,282
1,000	Transcend Information, Inc. #	3,437
		597,237
Thailand: 1.0%
5,400	Advanced Info Service PCL (NVDR) #	36,607
5,500	BEC World PCL (NVDR) #	8,259
1,500	Bumrungrad Hospital PCL (NVDR) #	5,405
13,700	Home Product Center PCL (NVDR) #	4,076
		54,347
Turkey: 1.0%
1,212	BIM Birlesik Magazalar AS #	27,784
283	Ford Otomotiv Sanayi AS * #	3,524
221	Koza Altin Isletmeleri AS #	2,531
3,267	Turkcell Iletisim Hizmetleri AS * #	20,432
		54,271
United States: 0.4%
697	Southern Copper Corp.	21,168

Total Common Stocks (Cost: $4,892,930)		5,292,124
PREFERRED STOCKS: 1.6%
Brazil: 0.5%
500	AES Tiete SA	4,410
2,850	Cia Energetica de Minas Gerais	20,870
		25,280
Chile: 0.2%
426	Sociedad Quimica y Minera de Chile SA	12,434
Russia: 0.3%
23,397	Surgutneftegas OJSC (USD) * #	19,250
South Korea: 0.6%
30	Samsung Electronics Co. Ltd. #	31,437
Total Preferred Stocks (Cost: $76,875)		88,401
PARTICIPATORY NOTE: 2.0% (Cost: $101,929)
Luxembourg: 2.0%
	Merrill Lynch Intl & Co.
2,753	Tata Consultancy Services Ltd., 01/08/19 (USD) *	111,072
Total Investments: 99.7% (Cost: $5,071,734)		5,491,597
Other assets less liabilities: 0.3%		15,082
NET ASSETS: 100.0%		$5,506,679

ADR	American Depositary Receipt
COP	Colombian Peso
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,493,655 which represents 81.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	9.6%	$527,008
Consumer Staples	15.6	856,910
Energy	11.7	639,784
Financials	9.5	522,502
Health Care	2.4	133,905
Industrials	2.2	120,236
Information Technology	29.3	1,610,100
Materials	3.9	211,931
Telecommunication Services	14.1	773,877
Utilities	1.7	95,344
	100.0%	$5,491,597

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$383,353	$—	$—	$383,353
Chile	5,929	—	—	5,929
China / Hong Kong	16,442	1,021,116	—	1,037,558
Colombia	32,690	—	—	32,690
Egypt	—	19,900	—	19,900
Greece	—	19,877	—	19,877
India	9,918	480,992	—	490,910
Indonesia	—	383,063	—	383,063
Malaysia	—	133,323	—	133,323
Mexico	311,972	—	—	311,972
Philippines	—	41,649	—	41,649
Poland	—	41,674	—	41,674
Qatar	—	7,564	—	7,564
Russia	43,902	342,435	—	386,337
South Africa	—	689,129	—	689,129
South Korea	16,568	556,391	—	572,959
Spain	7,214	—	—	7,214
Taiwan	—	597,237	—	597,237
Thailand	—	54,347	—	54,347
Turkey	—	54,271	—	54,271
United States	21,168	—	—	21,168
Preferred Stocks
Brazil	25,280	—	—	25,280
Chile	12,434	—	—	12,434
Russia	—	19,250	—	19,250
South Korea	—	31,437	—	31,437
Participatory Note	111,072	—	—	111,072
Total	$997,942	$4,493,655	$—	$5,491,597

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 96.6%
Brazil: 5.9%
3,950	BB Seguridade Participacoes SA	$58,136
10,200	BM&FBovespa SA	53,636
5,000	CCR SA	40,833
1,200	CETIP SA - Balcao Organizado de Ativos e Derivativos	17,123
1,950	Cia de Saneamento Basico do Estado de Sao Paulo	20,835
4,000	Cielo SA	82,573
1,700	Duratex SA	6,957
950	Natura Cosmeticos SA	16,055
650	Porto Seguro SA	9,396
900	Tractebel Energia SA	13,475
550	Transmissora Alianca de Energia Eletrica SA	4,966
		323,985
Chile: 0.5%
14,753	Aguas Andinas SA	9,294
131,416	Banco de Chile	17,453
		26,747
China / Hong Kong: 32.1%
121,000	Agricultural Bank of China Ltd. #	53,407
6,000	ANTA Sports Products Ltd. #	9,535
448,000	Bank of China Ltd. #	200,577
10,000	China BlueChemical Ltd. #	5,457
23,000	China Coal Energy Co. Ltd. #	11,949
14,000	China Communications Services Corp. Ltd. #	6,815
374,000	China Construction Bank Corp. #	282,840
35,400	China Minsheng Banking Corp. Ltd. #	32,076
26,000	China Mobile Ltd. #	252,533
144,000	China Petroleum & Chemical Corp. #	136,908
19,000	China Shenhua Energy Co. Ltd. #	54,887
7,400	China Vanke Co. Ltd. *	13,138
101,000	CNOOC Ltd. #	181,565
10,000	COSCO Pacific Ltd. #	13,859
26,000	Country Garden Holdings Co. Ltd. #	10,328
5,600	Guangzhou R&F Properties Co. Ltd. #	6,916
416,000	Industrial & Commercial Bank of China Ltd. #	263,053
6,000	Jiangsu Expressway Co. Ltd. #	7,101
7,000	Jiangxi Copper Co. Ltd. (Class H) #	11,083
8,000	Lee & Man Paper Manufacturing Ltd. #	4,238
120,000	PetroChina Co. Ltd. (Class H) #	150,958
8,000	Shimao Property Holdings Ltd. #	14,697
18,500	Sino-Ocean Land Holdings Ltd. #	9,381
10,500	Soho China Ltd. #	8,276
28,000	Yuexiu Property Co. Ltd. #	5,346
34,000	Zijin Mining Group Ltd. #	7,752
7,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	4,706
		1,759,381
Colombia: 0.9%
27,836	Ecopetrol SA	50,496
Czech Republic: 0.4%
86	Komercni Banka AS #	19,773
Egypt: 0.1%
1,925	Telecom Egypt #	3,630
India: 0.9%
2,587	Cairn India Ltd. #	15,701
2,851	Coal India Ltd. #	18,258
678	Oil India Ltd. #	6,627
1,671	Rural Electrification Corp. Ltd. #	9,994
		50,580
Indonesia: 0.8%
81,200	Adaro Energy Tbk PT #	8,063
2,200	Indo Tambangraya Megah Tbk PT #	5,011
61,500	Perusahaan Gas Negara Tbk PT #	28,904
		41,978
Malaysia: 4.0%
6,100	Alliance Financial Group Bhd #	8,970
14,500	Axiata Group Bhd #	31,475
700	British American Tobacco Malaysia Bhd #	14,289
17,500	DiGi.com Bhd #	31,227
16,300	IOI Corp. Bhd #	26,663
2,400	Lafarge Malaysia Bhd	7,362
25,000	Malayan Banking Bhd #	76,552
6,272	Telekom Malaysia Bhd #	12,403
3,300	UMW Holdings Bhd #	11,228
		220,169
Mexico: 0.9%
10,300	Grupo Financiero Santander Mexico, SAB de CV	27,312
8,700	Kimberly-Clark de Mexico, SAB de CV	24,417
		51,729
Philippines: 0.1%
8,300	Aboitiz Power Corp. #	6,975
Poland: 4.4%
184	Bank Handlowy w Warszawie SA #	7,253
740	Bank Pekao SA #	42,388
1,139	Energa SA	7,757
790	KGHM Polska Miedz SA #	32,391
4,936	PKO Bank Polski SA #	61,288
4,219	Polska Grupa Energetyczna SA #	30,059
317	Powszechny Zaklad Ubezpieczen SA #	46,319
2,986	Synthos SA #	4,357
5,932	Tauron Polska Energia SA * #	10,101
		241,913
Qatar: 0.4%
205	Industries Qatar QSC #	9,513
237	Qatar National Bank SAQ #	10,635
		20,148
Russia: 13.1%
62,751	Gazprom OAO (USD) * #	273,920
2,879	Lukoil OAO (USD) #	172,292
525	MegaFon OAO (GDR) * # Reg S	16,529
312	MMC Norilsk Nickel OJSC (USD) #	61,600
2,915	Mobile TeleSystems OJSC (ADR)	57,542
6,577	Rosneft OAO (USD) * #	48,167
7,989	Tatneft OAO (USD) * #	52,114
7,454	Uralkali OJSC (USD) #	34,173
		716,337
South Africa: 15.7%
1,913	Barclays Africa Group Ltd. #	29,040
1,283	Coronation Fund Managers Ltd. #	11,521
17,494	FirstRand Ltd. #	66,994
1,127	Foschini Group Ltd. #	11,819
1,066	Imperial Holdings Ltd. #	20,038
363	Kumba Iron Ore Ltd. #	11,610
5,757	MMI Holdings Ltd. #	14,205
9,506	MTN Group Ltd. #	200,162
3,359	Nampak Ltd. #	11,613
1,152	Nedbank Group Ltd. #	24,824
3,074	PPC Ltd. #	9,054
3,982	RMB Holdings Ltd. #	19,691
3,772	RMI Holdings #	11,631
10,070	Sanlam Ltd. #	58,447
3,116	Sasol Ltd. #	185,037
928	Spar Group Ltd. #	10,853
6,846	Standard Bank Group Ltd. #	93,325
2,138	Truworths International Ltd. #	15,077
2,099	Vodacom Group Ltd. #	25,934
4,301	Woolworths Holdings Ltd. #	31,604
		862,479
South Korea: 1.2%
620	KT&G Corp. #	54,863
55	SK Telecom Co. Ltd. #	12,857
		67,720

Taiwan: 10.6%
35,000	Advanced Semiconductor Engineering, Inc. #	45,353
12,000	Asia Cement Corp. #	16,448
4,000	Asustek Computer, Inc. #	44,704
3,000	Chicony Electronics Co. Ltd. #	8,105
3,000	China Motor Corp. #	2,994
21,000	Chunghwa Telecom Co. Ltd. #	67,678
3,000	CTCI Corp. #	5,194
10,000	Delta Electronics, Inc. #	72,831
17,000	Far Eastern New Century Corp. #	18,307
9,000	Far EasTone Telecommunications Co. Ltd. #	20,502
2,000	Farglory Land Development Co. Ltd. #	2,719
12,000	Lite-On Technology Corp. #	20,041
3,000	Novatek Microelectronics Corp. Ltd. #	14,755
1,000	Phison Electronics Corp. #	8,058
12,000	Pou Chen Corp. #	14,458
15,000	Quanta Computer, Inc. #	43,826
2,000	Radiant Opto-Electronics Corp. #	8,582
3,000	Realtek Semiconductor Corp. #	9,515
4,000	Ruentex Development Co. Ltd. #	7,252
3,000	Ruentex Industries Ltd. #	7,758
2,000	Simplo Technology Co. Ltd. #	12,399
7,000	Synnex Technology International Corp. #	11,802
19,000	Taiwan Cement Corp. #	28,782
4,000	Taiwan Fertilizer Co. Ltd. #	7,930
9,000	Taiwan Mobile Co. Ltd. #	27,851
11,000	Teco Electric and Machinery Co. Ltd. #	12,662
1,000	Transcend Information, Inc. #	3,437
3,000	TSRC Corp. #	4,241
7,000	Unimicron Technology Corp. #	6,777
13,000	Wistron Corp. #	11,865
8,000	WPG Holdings Ltd. #	11,017
		577,843
Thailand: 4.0%
5,900	Advanced Info Service PCL (NVDR) #	39,996
3,300	Bangkok Bank PCL (NVDR) #	19,626
2,700	Bangkok Bank PCL #	16,096
5,500	BEC World PCL (NVDR) #	8,259
2,900	Glow Energy PCL (NVDR) #	7,466
19,700	Krung Thai Bank PCL (NVDR) #	12,685
7,800	PTT Exploration & Production PCL (NVDR) #	40,260
9,400	PTT Global Chemical PCL (NVDR) #	19,554
4,800	PTT PCL (NVDR) #	47,065
4,600	Thai Oil PCL (NVDR) #	7,373
		218,380
Turkey: 0.3%
1,334	Arcelik AS #	8,114
396	Ford Otomotiv Sanayi AS * #	4,932
705	Tofas Turk Otomobil Fabrikasi AS #	4,374
		17,420
United Arab Emirates: 0.3%
2,897	Dubai Islamic Bank #	5,087
2,418	First Gulf Bank PJSC #	10,474
		15,561
Total Common Stocks (Cost: $4,954,130)		5,293,244
PREFERRED STOCKS: 2.1%
Brazil: 1.4%
4,250	Cia Energetica de Minas Gerais	31,122
600	Cia Paranaense de Energia	9,223
1,700	Telefonica Brasil SA	34,708
		75,053
Chile: 0.1%
1,602	Embotelladora Andina SA	6,018
Russia: 0.6%
39,107	Surgutneftegas OJSC (USD) * #	32,176
Total Preferred Stocks (Cost: $103,490)		113,247
SHORT-TERM INVESTMENT: 0.5% (Cost: $29,459)
29,459	Dreyfus Government Cash Management Fund *	29,459
Total Investments: 99.2% (Cost: $5,087,079)		5,435,950
Other assets less liabilities: 0.8%		42,438
NET ASSETS: 100.0%		$5,478,388

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,786,664 which represents 87.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	2.8%	$150,190
Consumer Staples	2.8	153,158
Energy	27.6	1,498,827
Financials	32.6	1,769,880
Industrials	2.1	112,175
Information Technology	7.6	415,640
Materials	5.2	284,602
Telecommunication Services	15.5	841,842
Utilities	3.3	180,177
Money Market Fund	0.5	29,459
	100.0%	$5,435,950

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$323,985	$—	$—	$323,985
Chile	26,747	—	—	26,747
China / Hong Kong	13,138	1,746,243	—	1,759,381
Colombia	50,496	—	—	50,496
Czech Republic	—	19,773	—	19,773
Egypt	—	3,630	—	3,630
India	—	50,580	—	50,580
Indonesia	—	41,978	—	41,978
Malaysia	7,362	212,807	—	220,169
Mexico	51,729	—	—	51,729
Philippines	—	6,975	—	6,975
Poland	7,757	234,156	—	241,913
Qatar	—	20,148	—	20,148
Russia	57,542	658,795	—	716,337
South Africa	—	862,479	—	862,479
South Korea	—	67,720	—	67,720
Taiwan	—	577,843	—	577,843
Thailand	—	218,380	—	218,380
Turkey	—	17,420	—	17,420
United Arab Emirates	—	15,561	—	15,561
Preferred Stocks
Brazil	75,053	—	—	75,053
Chile	6,018	—	—	6,018
Russia	—	32,176	—	32,176
Money Market Fund	29,459	—	—	29,459
Total	$649,286	$4,786,664	$—	$5,435,950

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 5.5%
1,238	Amcor Ltd. #	$12,188
3,142	BHP Billiton Ltd. #	107,259
1,889	Brambles Ltd. #	16,382
61	Cochlear Ltd. #	3,555
647	CSL Ltd. #	40,653
64	Flight Centre Travel Group Ltd. #	2,684
115	Ramsay Health Care Ltd. #	4,944
76	REA Group Ltd. #	3,065
423	Rio Tinto Ltd. #	23,753
347	Seek Ltd. #	5,194
4,958	Telstra Corp. Ltd. #	24,381
290	TPG Telecom Ltd. #	1,508
1,412	Woolworths Ltd. #	46,932
		292,498
Belgium: 0.2%
151	Belgacom SA #	5,012
86	Colruyt SA #	4,368
		9,380
Brazil: 2.2%
18	Ambev SA (LDR) *	126
5,500	Ambev SA	39,327
1,200	BB Seguridade Participacoes SA	17,662
850	CCR SA	6,942
250	CETIP SA - Balcao Organizado de Ativos e Derivativos	3,567
950	Cielo SA	19,611
300	Estacio Participacoes SA	3,981
150	Lojas Renner SA	4,818
50	M Dias Branco SA	2,217
150	Natura Cosmeticos SA	2,535
100	Porto Seguro SA	1,445
550	Souza Cruz SA	5,682
150	Totvs SA	2,586
200	Tractebel Energia SA	2,994
150	Via Varejo SA *	1,684
270	WEG SA	3,465
		118,642
Canada: 3.7%
397	Alimentation Couche Tard, Inc.	10,895
378	Canadian Imperial Bank of Commerce	34,459
843	Canadian National Railway Co.	54,926
465	Canadian Oil Sands Ltd.	10,556
182	CI Financial Corp.	5,989
81	Dollarama, Inc.	6,681
118	Gildan Activewear, Inc.	6,965
270	Imperial Oil Ltd.	14,253
88	Metro, Inc.	5,450
861	Potash Corp of Saskatchewan, Inc.	32,802
122	Saputo, Inc.	7,322
161	Tim Hortons, Inc.	8,823
		199,121
Chile: 0.0%
134	Cia Cervecerias Unidas SA	1,570
China / Hong Kong: 7.8%
1,000	AAC Technologies Holdings, Inc. #	6,508
1,000	America Movil, SAB de CV #	1,589
5,000	Belle International Holdings Ltd. #	5,548
4,000	Brilliance China Automotive Holdings Ltd. #	7,509
1,000	Cheung Kong Infrastructure Holdings Ltd. #	6,908
2,000	China BlueChemical Ltd. #	1,091
2,000	China Communications Services Corp. Ltd. #	974
6,500	China Mobile Ltd. #	63,133
4,000	China Overseas Land & Investment Ltd. #	9,702
3,500	China Shenhua Energy Co. Ltd. #	10,111
16,000	CNOOC Ltd. #	28,763
2,000	Dongfeng Motor Group Co. Ltd. #	3,582
3,000	Galaxy Entertainment Group Ltd. * #	23,978
5,000	Geely Automobile Holdings Ltd. #	1,761
1,500	Great Wall Motor Co. Ltd. #	5,578
2,000	Guangdong Investment Ltd. #	2,310
1,000	Haier Electronics Group Co. Ltd. #	2,614
1,000	Haitian International Holdings Ltd. #	2,333
10,000	Hanergy Solar Group Ltd.	1,535
900	Hang Seng Bank Ltd. #	14,697
500	Hengan International Group Co. Ltd. #	5,265
1,200	Hong Kong Exchanges and Clearing Ltd. #	22,371
900	Inner Mongolia Yitai Coal Co. (USD) #	1,153
1,000	Kingsoft Corp. Ltd. #	3,012
8,000	Lenovo Group Ltd. #	10,929
1,500	Power Assets Holdings Ltd. #	13,129
3,200	Sands China Ltd. #	24,153
1,000	Shenzhou International Group Holdings Ltd. #	3,412
4,000	Sihuan Pharmaceutical Holdings Group Ltd. #	2,446
4,000	Sino Biopharmaceutical Ltd. #	3,244
1,500	Sinopec Engineering Group Co. Ltd. #	1,687
2,000	SJM Holdings Ltd. #	5,010
2,500	Sun Art Retail Group Ltd.	2,861
6,400	Tencent Holdings Ltd. #	97,364
8,000	Want Want China Holdings Ltd. #	11,517
1,600	Wynn Macau Ltd. #	6,267
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,733
500	Zhuzhou CSR Times Electric Co. Ltd. #	1,519
		417,296
Colombia: 0.2%
4,884	Ecopetrol SA	8,860
Denmark: 3.4%
162	Coloplast AS #	14,658
2,935	Novo Nordisk AS #	135,450
264	Novozymes AS #	13,240
160	Pandora A/S #	12,278
21	Tryg AS #	2,122
26	William Demant Holding AS * #	2,361
		180,109
Egypt: 0.1%
1,059	Commercial International Bank Egypt SAE #	5,294
Finland: 0.7%
131	Elisa OYJ #	4,005
456	Kone OYJ #	19,011
135	Orion OYJ #	5,031
160	Wartsila OYJ Abp #	7,929
		35,976
France: 2.1%
251	Bureau Veritas SA #	6,970
60	Dassault Systemes #	7,714
200	Essilor International SA #	21,193
254	Legrand SA #	15,553
236	L’Oreal SA #	40,630
180	Publicis Groupe SA #	15,254
30	Societe BIC SA #	4,105
		111,419
Germany: 2.5%
103	Beiersdorf AG #	9,953
106	Continental AG #	24,506
114	Henkel AG & Co. KGaA #	11,463
44	Hugo Boss AG #	6,569
996	SAP AG #	76,738
135	United Internet AG #	5,930
		135,159
Greece: 0.1%
40	Folli Follie SA * #	1,592
211	OPAP SA #	3,751
		5,343
India: 3.1%
22	ACC Ltd. #	538
676	Ambuja Cements Ltd. #	2,480
398	Asian Paints Ltd. #	3,930
114	Bajaj Auto Ltd. #	4,393
597	Bharat Heavy Electricals Ltd. #	2,486
429	Cairn India Ltd. #	2,604
347	Cipla Ltd. #	2,531
610	Coal India Ltd. #	3,906
353	Dabur India Ltd. #	1,101
55	Divi’s Laboratories Ltd. #	1,335
288	GAIL India Ltd. #	2,217
15	GlaxoSmithKline Consumer Healthcare Ltd. * #	1,126
139	Godrej Consumer Products Ltd. #	1,906
348	HCL Technologies Ltd. #	8,684
114	Hero MotoCorp Ltd. #	4,996
1,106	Hindustan Unilever Ltd. #	11,411
575	Infosys Ltd. #	31,020
3,278	ITC Ltd. #	17,721
32	Nestle India Ltd.	2,623
781	Oil and Natural Gas Corp. Ltd. #	5,516
126	Oil India Ltd. #	1,232
998	Sun Pharmaceutical Industries Limited #	11,421
692	Tata Consultancy Services Ltd. #	27,919
775	Tata Motors Ltd #	5,578
64	Tech Mahindra Ltd. #	2,290
771	Wipro Ltd. #	7,012
		167,976
Indonesia: 1.9%
400	Astra Agro Lestari Tbk PT #	952
21,100	Astra International Tbk PT #	12,955
14,800	Bank Central Asia Tbk PT #	13,744
10,300	Bank Mandiri Persero Tbk PT #	8,436
7,700	Bank Negara Indonesia Persero Tbk PT #	3,096
13,800	Bank Rakyat Indonesia Tbk PT #	12,024
8,300	Bumi Serpong Damai PT #	1,041
8,800	Charoen Pokphand Indonesia Tbk PT #	2,807
400	Gudang Garam Tbk PT #	1,806
400	Indo Tambangraya Megah Tbk PT #	911
1,700	Indocement Tunggal Prakarsa Tbk PT #	3,233
1,200	Indofood Cbp Sukses Makmur Tbk PT #	1,014
25,700	Kalbe Farma Tbk PT #	3,598
5,700	Media Nusantara Citra Tbk PT #	1,327
14,900	Perusahaan Gas Negara Tbk PT #	7,003
3,700	Semen Gresik Persero Tbk PT #	4,716
6,200	Surya Citra Media Tbk PT #	1,875
1,000	Tambang Batubara Bukit Asam Tbk PT #	906
58,600	Telekomunikasi Indonesia Persero Tbk PT #	12,189
2,200	Unilever Indonesia Tbk PT #	5,435
1,600	United Tractors Tbk PT #	3,122
		102,190
Ireland: 1.2%
504	James Hardie Industries PLC (LDR) (AUD) #	6,581
170	Kerry Group PLC	12,767
561	Shire PLC (GBP) #	43,967
		63,315
Israel: 0.1%
470	Israel Chemicals Ltd. #	4,030
Japan: 3.2%
100	Calbee, Inc. #	2,756
100	Daito Trust Construction Co. Ltd. #	11,759
200	Dena Co. Ltd. #	2,706
100	Fast Retailing Co. Ltd. #	32,943
600	Fuji Heavy Industries Ltd. #	16,637
100	Gree, Inc. #	877
100	Hisamitsu Pharmaceutical Co., Inc. #	4,472
100	Japan Airlines Co. Ltd. #	5,529
1,100	Japan Tobacco, Inc. #	40,108
400	JGC Corp. #	12,168
200	Kakaku.com, Inc. #	3,507
100	Lawson, Inc. #	7,506
300	M3, Inc. #	4,776
50	Nitori Holdings Co. Ltd. #	2,736
100	Oracle Corp Japan #	4,374
100	Park24 Co. Ltd. #	1,819
100	Sysmex Corp. #	3,760
100	Trend Micro, Inc. #	3,295
200	USS Co. Ltd. #	3,414
1,700	Yahoo Japan Corp. #	7,851
		172,993
Luxembourg: 0.3%
49	RTL Group SA #	5,438
444	Tenaris SA #	10,460
		15,898
Malaysia: 0.7%
841	Berjaya Sports Toto Bhd #	1,017
200	British American Tobacco Malaysia Bhd #	4,083
3,800	DiGi.com Bhd #	6,781
3,700	IOI Corp. Bhd #	6,052
2,000	Maxis Bhd #	4,205
2,800	Petronas Chemicals Group Bhd #	5,904
300	Petronas Dagangan Bhd #	2,248
800	Petronas Gas Bhd #	6,107
		36,397
Mexico: 1.7%
32,850	America Movil, SAB de CV	34,134
400	Arca Continental, SAB de CV	2,708
1,200	Compartamos, SAB de CV	2,318
200	El Puerto de Liverpool, SAB de CV	2,353
800	Genomma Lab Internacional, SAB de CV *	2,168
200	Grupo Aeroportuario del Sureste, SAB de CV	2,541
700	Grupo Carso, SAB de CV	3,637
2,400	Grupo Financiero Inbursa, SAB de CV	7,154
3,500	Grupo Mexico, SAB de CV	11,679
1,800	Kimberly-Clark de Mexico, SAB de CV	5,052
250	Promotora y Operadora de Infraestructura, SAB de CV *	3,336
5,450	Wal-Mart de Mexico, SAB de CV	14,611
		91,691
Netherlands: 2.1%
987	Reed Elsevier NV #	22,662
2,122	Unilever NV (LDR) #	92,876
		115,538
New Zealand: 0.0%
392	Ryman Healthcare Ltd. #	2,935
Philippines: 0.2%
770	Bank of the Philippine Islands #	1,605
810	DMCI Holdings, Inc. #	1,376
470	Jollibee Foods Corp. #	1,895
45	Philippine Long Distance Telephone Co. #	3,062
900	Universal Robina Corp. #	3,181
		11,119
Poland: 0.2%
91	Eurocash SA #	1,206
68	Powszechny Zaklad Ubezpieczen SA #	9,936
		11,142
Portugal: 0.1%
304	Jeronimo Martins, SGPS SA #	4,998
Qatar: 0.1%
44	Industries Qatar QSC #	2,042
40	Qatar National Bank SAQ #	1,795
		3,837
Russia: 2.0%
2,119	Alrosa AO (USD) * #	2,595
11,081	Gazprom OAO (USD) * #	48,371
312	Magnit OAO (GDR) # Reg S	18,388
105	MegaFon OAO (GDR) * # Reg S	3,306
591	Mobile TeleSystems OJSC (ADR)	11,666
1,062	Moscow Exchange (USD) * #	2,106
96	Novatek OAO (GDR) # Reg S	11,920
1,366	Tatneft OAO (USD) * #	8,911
		107,263
Singapore: 1.0%
1,000	Keppel Corp. Ltd. #	8,658
1,000	Sembcorp Industries Ltd. #	4,310
1,000	Sembcorp Marine Ltd. #	3,291
1,000	Singapore Exchange Ltd. #	5,579
2,000	Singapore Technologies Engineering Ltd. #	6,102
8,000	Singapore Telecommunications Ltd. #	24,730
		52,670
South Africa: 3.4%
110	African Rainbow Minerals Ltd. #	1,937
44	Assore Ltd. #	1,475
310	Bidvest Group Ltd. #	8,236
322	Coronation Fund Managers Ltd. #	2,892
331	Discovery Ltd. #	3,023
3,698	FirstRand Ltd. #	14,162
226	Foschini Group Ltd. #	2,370
188	Imperial Holdings Ltd. #	3,534
88	Kumba Iron Ore Ltd. #	2,814
1,222	Life Healthcare Group Holdings Ltd. #	4,766
125	Massmart Holdings Ltd. #	1,552
345	Mr. Price Group Ltd. #	5,864
1,838	MTN Group Ltd. #	38,702
1,009	Netcare Ltd. #	2,721
219	Pick n Pay Stores Ltd. #	1,199
774	RMB Holdings Ltd. #	3,827
719	RMI Holdings #	2,217
1,953	Sanlam Ltd. #	11,335
646	Sasol Ltd. #	38,361
535	Shoprite Holdings Ltd. #	7,749
241	Spar Group Ltd. #	2,819
170	Tiger Brands Ltd. #	4,901
559	Truworths International Ltd. #	3,942
495	Vodacom Group Ltd. #	6,116
1,100	Woolworths Holdings Ltd. #	8,083
		184,597
South Korea: 4.9%
80	Cheil Worldwide, Inc. * #	1,803
39	Dongbu Insurance Co. Ltd. #	2,004
40	Halla Visteon Climate Control Corp. #	1,812
13	Hyundai Glovis Co. Ltd. #	3,463
69	Hyundai Mobis Co. Ltd. #	19,378
15	Hyundai Wia Corp. #	2,906
110	Kangwon Land, Inc. #	3,230
258	Kia Motors Corp. #	14,434
8	Korea Zinc Co. Ltd. #	3,137
101	KT&G Corp. #	8,937
10	LG Household & Health Care Ltd. #	4,502
39	NAVER Corp. #	32,135
15	NCSoft Corporation #	2,705
17	S-1 Corp. #	1,367
119	Samsung Electronics Co. Ltd. #	155,408
59	Woongjin Coway Co. Ltd. #	4,938
		262,159
Spain: 0.9%
196	Cemex Latam Holdings SA (COP) *	1,919
277	Inditex SA #	42,627
245	Zardoya Otis SA #	4,362
		48,908
Sweden: 2.7%
335	Alfa Laval AB #	8,621
300	Assa Abloy AB #	15,251
477	Atlas Copco AB #	12,722
820	Atlas Copco AB #	23,661
372	Elekta AB #	4,722
1,391	Hennes & Mauritz AB #	60,696
222	Investment AB Kinnevik #	9,454
370	Skanska AB #	8,442
		143,569
Switzerland: 14.4%
2,036	ABB Ltd. #	46,849
121	Actelion Ltd. #	15,315
536	Cie Financiere Richemont SA #	56,167
11	EMS-Chemie Holding AG #	4,389
49	Geberit AG #	17,189
66	Kuehne + Nagel International AG #	8,776
1	Lindt & Spruengli AG	5,090
3,094	Nestle SA #	239,745
25	Partners Group Holding AG #	6,830
876	Roche Holding AG #	261,010
45	Schindler Holding AG - Participation Certificate #	6,835
21	Schindler Holding AG - Registered Shares #	3,164
6	SGS SA #	14,358
21	Swisscom AG #	12,198
93	Syngenta AG #	34,359
35	The Swatch Group AG - Bearer Shares #	21,104
57	The Swatch Group AG - Registered Shares #	6,324
267	Wolseley PLC (GBP) #	14,613
		774,315
Taiwan: 3.6%
1,000	Asustek Computer, Inc. #	11,176
1,000	Catcher Technology Co. Ltd. #	9,332
2,000	Cheng Shin Rubber Industry Co. Ltd. #	5,114
1,000	Chicony Electronics Co. Ltd. #	2,702
2,000	Delta Electronics, Inc. #	14,566
2,000	Far EasTone Telecommunications Co. Ltd. #	4,556
1,000	Foxconn Technology Co. Ltd. #	2,425
2,000	Inotera Memories, Inc. * #	3,636
1,000	Novatek Microelectronics Corp. Ltd. #	4,918
1,000	President Chain Store Corp. #	8,014
1,000	Ruentex Development Co. Ltd. #	1,813
1,000	Ruentex Industries Ltd. #	2,586
2,000	Taiwan Mobile Co. Ltd. #	6,189
27,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	114,252
		191,279
Thailand: 0.5%
1,400	Advanced Info Service PCL (NVDR) #	9,491
1,400	BEC World PCL (NVDR) #	2,102
400	Bumrungrad Hospital PCL (NVDR) #	1,441
3,643	Home Product Center PCL (NVDR) #	1,084
1,200	PTT Exploration & Production PCL (NVDR) #	6,194
1,500	Siam Commercial Bank PCL (NVDR) #	7,788
		28,100
Turkey: 0.3%
313	BIM Birlesik Magazalar AS #	7,175
78	Ford Otomotiv Sanayi AS * #	971
60	Koza Altin Isletmeleri AS #	687
119	Tofas Turk Otomobil Fabrikasi AS #	738
114	Tupras-Turkiye Petrol Rafinerileri AS #	2,657
460	Turk Telekomunikasyon AS #	1,328
879	Turkcell Iletisim Hizmetleri AS * #	5,497
		19,053
United Kingdom: 21.0%
1,301	Aberdeen Asset Management PLC #	10,088
285	Admiral Group PLC #	7,545
283	Aggreko PLC #	7,983
304	AMEC PLC #	6,307
64	ASOS PLC * #	3,238
1,215	AstraZeneca PLC #	90,311
446	Babcock International Group PLC #	8,857
4,093	BAE Systems PLC #	30,288
2,074	BHP Billiton PLC #	67,363
2,083	British American Tobacco PLC #	123,831
381	Bunzl PLC #	10,568
604	Burberry Group PLC #	15,316
649	Capita PLC #	12,703
5,346	Centrica PLC #	28,541
1,214	Cobham PLC #	6,480
2,208	Compass Group PLC #	38,354
177	Croda International PLC #	6,660
2,890	Diageo PLC #	91,960
166	EasyJet PLC #	3,873
348	Hargreaves Lansdown PLC #	7,361
602	ICAP PLC #	3,908
362	IMI PLC #	9,196
1,017	Imperial Tobacco Group PLC #	45,711
192	Intertek Group PLC #	9,019
4,649	ITV PLC #	14,155
218	Johnson Matthey PLC #	11,549
173	London Stock Exchange Group PLC #	5,934
1,573	Marks & Spencer Group PLC #	11,432
755	Meggitt PLC #	6,531
137	Next PLC #	15,153
333	Petrofac Ltd. #	6,844
842	Reckitt Benckiser Group PLC #	73,352
1,711	Reed Elsevier PLC #	27,471
1,259	Rio Tinto PLC #	67,917
2,036	Rolls-Royce Holdings PLC #	37,165
780	Royal Mail PLC #	6,650
130	Schroders PLC #	5,566
945	Smith & Nephew PLC #	16,709
479	Smiths Group PLC #	10,605
296	Sports Direct International PLC * #	3,574
523	Tate & Lyle PLC #	6,114
7,495	Tesco PLC #	36,394
1,355	The Sage Group PLC #	8,892
218	The Weir Group PLC #	9,759
500	TUI Travel PLC #	3,401
1,677	Unilever PLC #	75,949
186	Whitbread PLC #	14,019
924	William Hill PLC #	5,183
		1,125,779
United States: 0.1%
191	Southern Copper Corp.	5,801
Total Common Stocks (Cost: $5,009,706)		5,268,219
PREFERRED STOCKS: 1.1%
Brazil: 0.1%
150	AES Tiete SA	1,323
800	Cia Energetica de Minas Gerais	5,858
		7,181
Chile: 0.1%
116	Sociedad Quimica y Minera de Chile SA	3,386
Germany: 0.5%
90	Fuchs Petrolub AG #	4,060
174	Henkel AG & Co. KGaA #	20,100
		24,160
South Korea: 0.4%
22	Samsung Electronics Co. Ltd. #	23,054
Total Preferred Stocks (Cost: $52,990)		57,781
SHORT-TERM INVESTMENT: 0.3% (Cost: $15,049)
15,049	Dreyfus Government Cash Management Fund *	15,049
Total Investments: 99.6% (Cost: $5,077,745)		5,341,049
Other assets less liabilities: 0.4%		19,999
NET ASSETS: 100.0%		$5,361,048

ADR	American Depositary Receipt
AUD	Australian Dollar
COP	Colombian Peso
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,851,287 which represents 90.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	13.8%	$736,974
Consumer Staples	23.2	1,237,401
Energy	4.3	233,261
Financials	5.7	303,648
Health Care	13.3	711,493
Industrials	10.8	575,752
Information Technology	13.4	716,663
Materials	8.5	453,472
Telecommunication Services	5.3	283,163
Utilities	1.4	74,173
Money Market Fund	0.3	15,049
	100.0%	$5,341,049

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$292,498	$—	$292,498
Belgium	—	9,380	—	9,380
Brazil	118,642	—	—	118,642
Canada	199,121	—	—	199,121
Chile	1,570	—	—	1,570
China / Hong Kong	4,396	412,900	—	417,296
Colombia	8,860	—	—	8,860
Denmark	—	180,109	—	180,109
Egypt	—	5,294	—	5,294
Finland	—	35,976	—	35,976
France	—	111,419	—	111,419
Germany	—	135,159	—	135,159
Greece	—	5,343	—	5,343
India	2,623	165,353	—	167,976
Indonesia	—	102,190	—	102,190
Ireland	12,767	50,548	—	63,315
Israel	—	4,030	—	4,030
Japan	—	172,993	—	172,993
Luxembourg	—	15,898	—	15,898
Malaysia	—	36,397	—	36,397
Mexico	91,691	—	—	91,691
Netherlands	—	115,538	—	115,538
New Zealand	—	2,935	—	2,935
Philippines	—	11,119	—	11,119
Poland	—	11,142	—	11,142
Portugal	—	4,998	—	4,998
Qatar	—	3,837	—	3,837
Russia	11,666	95,597	—	107,263
Singapore	—	52,670	—	52,670
South Africa	—	184,597	—	184,597
South Korea	—	262,159	—	262,159
Spain	1,919	46,989	—	48,908
Sweden	—	143,569	—	143,569
Switzerland	5,090	769,225	—	774,315
Taiwan	—	191,279	—	191,279
Thailand	—	28,100	—	28,100
Turkey	—	19,053	—	19,053
United Kingdom	—	1,125,779	—	1,125,779
United States	5,801	—	—	5,801
Preferred Stocks
Brazil	7,181	—	—	7,181
Chile	3,386	—	—	3,386
Germany	—	24,160	—	24,160
South Korea	—	23,054	—	23,054
Money Market Fund	15,049	—	—	15,049
Total	$489,762	$4,851,287	$—	$5,341,049

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 98.8%
Australia: 6.1%
422	ALS Ltd. #	$3,528
1,291	Amcor Ltd. #	12,710
207	ASX Ltd. #	6,966
2,935	Australia & New Zealand Banking Group Ltd. #	92,378
464	Bendigo and Adelaide Bank Ltd. #	5,343
61	Cochlear Ltd. #	3,555
1,665	Fortescue Metals Group Ltd. #	6,883
2,505	Insurance Australia Group Ltd. #	13,811
109	Leighton Holdings Ltd. #	2,026
950	Metcash Ltd. #	2,368
407	Sonic Healthcare Ltd. #	6,664
1,376	Suncorp Group Ltd. #	17,588
1,516	Tatts Group Ltd. #	4,678
4,658	Telstra Corp. Ltd. #	22,906
729	Toll Holdings Ltd. #	3,512
1,223	Wesfarmers Ltd. #	48,307
705	Woodside Petroleum Ltd. #	27,360
1,342	Woolworths Ltd. #	44,606
221	WorleyParsons Ltd. #	3,628
		328,817
Austria: 0.1%
158	OMV AG #	7,137
Belgium: 0.1%
163	Belgacom SA #	5,410
Brazil: 0.8%
1,950	BM&FBovespa SA	10,254
950	CCR SA	7,758
750	Cielo SA	15,482
300	Duratex SA	1,228
250	EcoRodovias Infraestrutura e Logistica SA	1,717
200	Natura Cosmeticos SA	3,380
250	Odontoprev SA	1,078
100	Porto Seguro SA	1,445
150	Tractebel Energia SA	2,246
100	Transmissora Alianca de Energia Eletrica SA	903
		45,491
Canada: 10.8%
690	Bank of Montreal	50,904
1,299	Bank of Nova Scotia	86,759
274	BCE, Inc.	12,450
80	Bell Aliant, Inc.	2,095
426	Canadian Imperial Bank of Commerce	38,835
518	Canadian Oil Sands Ltd.	11,759
168	CI Financial Corp.	5,528
321	Great-West Lifeco, Inc.	9,095
368	Husky Energy, Inc.	11,906
108	IGM Financial, Inc.	5,179
85	Keyera Corp.	6,273
912	Potash Corp of Saskatchewan, Inc.	34,745
396	Power Corp. of Canada	11,023
266	Power Financial Corp.	8,294
387	Rogers Communications, Inc.	15,601
1,543	Royal Bank of Canada	110,501
416	Shaw Communications, Inc.	10,686
220	TELUS Corp.	8,214
1,970	The Toronto-Dominion Bank	101,593
756	TransCanada Corp.	36,148
109	Vermilion Energy, Inc.	7,598
		585,186
Chile: 0.2%
2,797	Aguas Andinas SA	1,762
24,915	Banco de Chile	3,309
70,546	Banco Santander Chile	4,649
		9,720
China / Hong Kong: 8.3%
23,000	Agricultural Bank of China Ltd. #	10,152
1,000	ANTA Sports Products Ltd. #	1,589
85,000	Bank of China Ltd. #	38,056
4,000	BOC Hong Kong Holdings Ltd. #	11,588
2,000	China BlueChemical Ltd. #	1,091
9,000	China CITIC Bank Corp. Ltd. #	5,457
4,000	China Coal Energy Co. Ltd. #	2,078
5,000	China Communications Construction Co. Ltd. #	3,351
2,000	China Communications Services Corp. Ltd. #	974
77,000	China Construction Bank Corp. #	58,232
5,000	China Merchants Bank Co. Ltd. #	9,857
6,600	China Minsheng Banking Corp. Ltd. #	5,980
6,500	China Mobile Ltd. #	63,133
28,000	China Petroleum & Chemical Corp. #	26,621
3,500	China Shenhua Energy Co. Ltd. #	10,111
1,400	China Vanke Co. Ltd. *	2,486
3,000	Chongqing Rural Commercial Bank #	1,386
2,000	CLP Holdings Ltd. #	16,430
19,000	CNOOC Ltd. #	34,156
2,000	COSCO Pacific Ltd. #	2,772
5,000	Country Garden Holdings Co. Ltd. #	1,986
1,200	Guangzhou R&F Properties Co. Ltd. #	1,482
800	Hang Seng Bank Ltd. #	13,064
2,000	HKT Trust and HKT Ltd. #	2,357
79,000	Industrial & Commercial Bank of China Ltd. #	49,955
2,000	Jiangsu Expressway Co. Ltd. #	2,367
1,000	Jiangxi Copper Co. Ltd. (Class H) #	1,583
2,000	NWS Holdings Ltd. #	3,705
4,000	PCCW Ltd.	2,384
22,000	PetroChina Co. Ltd (Class H) #	27,676
1,500	Power Assets Holdings Ltd. #	13,129
4,000	Sino Land Co. Ltd. #	6,585
3,500	Sino-Ocean Land Holdings Ltd. #	1,775
2,000	Soho China Ltd. #	1,576
1,600	Wynn Macau Ltd. #	6,267
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,733
6,000	Zijin Mining Group Ltd. #	1,368
1,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	867
		445,359
Colombia: 0.2%
5,277	Ecopetrol SA	9,573
Czech Republic: 0.1%
16	Komercni Banka AS #	3,679
Denmark: 0.2%
869	TDC AS #	8,989
23	Tryg AS #	2,324
		11,313
Egypt: 0.0%
365	Telecom Egypt #	688
Finland: 1.2%
152	Elisa OYJ #	4,647
475	Fortum OYJ #	12,735
121	Metso OYJ #	4,580
137	Neste Oil OYJ	2,673
121	Nokian Renkaat OYJ #	4,717
106	Orion OYJ #	3,950
478	Sampo #	24,161
566	UPM-Kymmene OYJ #	9,667
		67,130
France: 8.5%
1,940	AXA SA #	46,348
205	Bouygues SA #	8,529
60	Casino Guichard Perrachon SA #	7,954
184	CNP Assurances #	3,818
165	Eutelsat Communications SA #	5,733
126	Lagardere SCA #	4,105
288	Rexel SA	6,735
1,275	Sanofi #	135,504
164	SCOR SE #	5,646
2,289	Total SA #	165,590
517	Vinci SA #	38,646
1,290	Vivendi SA #	31,565
		460,173
Germany: 8.5%
488	Allianz SE #	81,445
42	Axel Springer SE #	2,581
982	BASF SE #	114,217
1,030	Daimler AG #	96,206
3,459	Deutsche Telekom AG #	60,661
2,204	E.ON SE #	45,432
64	Hannover Rueck SE #	5,763
192	Muenchener Rueckversicherungs AG #	42,513
234	ProSiebenSat.1 Media AG #	10,414
		459,232
India: 0.1%
491	Cairn India Ltd. #	2,980
540	Coal India Ltd. #	3,458
129	Oil India Ltd. #	1,261
		7,699
Indonesia: 0.2%
15,400	Adaro Energy Tbk PT #	1,529
400	Indo Tambangraya Megah Tbk PT #	911
11,700	Perusahaan Gas Negara Tbk PT #	5,499
		7,939
Israel: 0.1%
477	Israel Chemicals Ltd. #	4,090
Italy: 0.4%
2,170	Snam SpA #	13,068
1,612	Terna Rete Elettrica Nazionale SpA #	8,493
		21,561
Japan: 2.2%
1,200	Canon, Inc. #	39,218
700	Daiichi Sankyo Co. Ltd. #	13,084
100	Daito Trust Construction Co. Ltd. #	11,759
300	Eisai Co. Ltd. #	12,590
1,600	NTT DoCoMo Inc. #	27,313
100	Sankyo Co. Ltd. #	3,847
600	Sekisui House Ltd. #	8,233
		116,044
Luxembourg: 0.2%
325	SES SA (LDR)	12,326
Malaysia: 0.9%
1,200	Alliance Financial Group Bhd #	1,764
100	British American Tobacco Malaysia Bhd #	2,041
5,300	CIMB Group Holdings Bhd #	12,087
3,300	DiGi.com Bhd #	5,889
500	Lafarge Malaysia Bhd	1,534
4,700	Malayan Banking Bhd #	14,392
2,000	Maxis Bhd #	4,205
36	Parkson Holdings Bhd * #	29
1,133	Telekom Malaysia Bhd #	2,240
600	UMW Holdings Bhd #	2,042
		46,223
Mexico: 0.2%
1,950	Grupo Financiero Santander Mexico, SAB de CV	5,171
1,650	Kimberly-Clark de Mexico, SAB de CV	4,631
		9,802
Netherlands: 6.0%
1,938	Aegon NV #	16,904
93	Koninklijke Boskalis Westminster NV #	5,333
746	Reed Elsevier NV #	17,129
2,471	Royal Dutch Shell PLC (GBP) #	107,293
4,019	Royal Dutch Shell PLC (GBP) #	165,926
323	Wolters Kluwer NV #	9,567
		322,152
New Zealand: 0.1%
392	Contact Energy Ltd. #	1,821
736	Fletcher Building Ltd. #	5,674
		7,495
Norway: 1.8%
161	Aker Solutions ASA #	2,793
214	Gjensidige Forsikring ASA	3,836
872	Orkla ASA #	7,757
402	SeaDrill Ltd. #	15,925
1,194	Statoil ASA #	36,688
811	Telenor ASA #	18,458
194	Yara International ASA	9,715
		95,172
Philippines: 0.0%
1,600	Aboitiz Power Corp. #	1,345
Poland: 0.9%
35	Bank Handlowy w Warszawie SA #	1,380
140	Bank Pekao SA #	8,019
216	Energa SA	1,471
150	KGHM Polska Miedz SA #	6,150
936	PKO Bank Polski SA #	11,622
800	Polska Grupa Energetyczna SA #	5,700
60	Powszechny Zaklad Ubezpieczen SA #	8,767
566	Synthos SA #	826
1,125	Tauron Polska Energia SA * #	1,916
		45,851
Portugal: 0.2%
2,477	EDP - Energias de Portugal SA #	12,427
Qatar: 0.0%
39	Industries Qatar QSC #	1,810
Russia: 2.4%
12,661	Gazprom OAO (USD) * #	55,268
546	Lukoil OAO (USD) #	32,675
99	MegaFon OAO (GDR) * # Reg S	3,117
59	MMC Norilsk Nickel OJSC (USD) #	11,649
553	Mobile TeleSystems OJSC (ADR)	10,916
1,515	Tatneft OAO (USD) * #	9,883
1,413	Uralkali OJSC (USD) #	6,478
		129,986
Singapore: 1.7%
2,000	DBS Group Holdings Ltd. #	26,905
2,000	Keppel Corp. Ltd. #	17,316
1,000	Keppel Land Ltd. #	2,713
1,000	Singapore Exchange Ltd. #	5,579
2,000	Singapore Technologies Engineering Ltd. #	6,102
9,000	Singapore Telecommunications Ltd. #	27,822
1,000	StarHub Ltd. #	3,348
		89,785
South Africa: 2.7%
363	Barclays Africa Group Ltd. #	5,510
243	Coronation Fund Managers Ltd. #	2,182
153	Exxaro Resources Ltd. #	1,994
3,317	FirstRand Ltd. #	12,703
214	Foschini Group Ltd. #	2,244
202	Imperial Holdings Ltd. #	3,797
257	Investec Ltd. #	2,356
69	Kumba Iron Ore Ltd. #	2,207
1,091	MMI Holdings Ltd. #	2,692
1,802	MTN Group Ltd. #	37,944
637	Nampak Ltd. #	2,202
218	Nedbank Group Ltd. #	4,698
583	PPC Ltd. #	1,717
755	RMB Holdings Ltd. #	3,733
591	Sasol Ltd. #	35,095
1,298	Standard Bank Group Ltd. #	17,694
405	Truworths International Ltd. #	2,856
398	Vodacom Group Ltd. #	4,918
		146,542
South Korea: 0.2%
117	KT&G Corp. #	10,353
10	SK Telecom Co. Ltd. #	2,338
		12,691
Spain: 1.1%
217	Enagas SA #	6,984
375	Gas Natural SDG SA #	11,846
988	Mapfre SA #	3,936
116	Red Electrica Corp. SA #	10,603
921	Repsol YPF SA #	24,281
		57,650
Sweden: 1.6%
257	Electrolux AB #	6,482
1,016	Hennes & Mauritz AB #	44,333
132	Industrivarden AB #	2,604
335	Securitas AB #	3,970
406	Skanska AB #	9,263
2,547	TeliaSonera AB #	18,588
		85,240
Switzerland: 6.0%
2,460	Novartis AG #	222,774
61	Swiss Prime Site AG #	5,053
377	Swiss Re AG #	33,522
25	Swisscom AG #	14,522
159	Zurich Insurance Group AG #	47,889
		323,760
Taiwan: 1.7%
2,000	Asia Cement Corp. #	2,741
1,000	Asustek Computer, Inc. #	11,176
1,000	Chicony Electronics Co. Ltd. #	2,702
1,000	China Motor Corp. #	998
4,000	Chunghwa Telecom Co. Ltd. #	12,891
1,000	CTCI Corp. #	1,731
3,000	Far Eastern New Century Corp. #	3,231
2,000	Far EasTone Telecommunications Co. Ltd. #	4,556
2,000	Lite-On Technology Corp. #	3,340
1,000	Novatek Microelectronics Corp. Ltd. #	4,918
2,000	Pou Chen Corp. #	2,410
3,000	Quanta Computer, Inc. #	8,765
1,000	Ruentex Development Co. Ltd. #	1,813
1,000	Ruentex Industries Ltd. #	2,586
1,000	Synnex Technology International Corp. #	1,686
4,000	Taiwan Cement Corp. #	6,059
1,000	Taiwan Fertilizer Co. Ltd. #	1,983
2,000	Taiwan Mobile Co. Ltd. #	6,189
2,000	Teco Electric and Machinery Co. Ltd. #	2,302
1,000	TSRC Corp. #	1,413
1,000	Unimicron Technology Corp. #	968
2,000	Wistron Corp. #	1,825
2,000	WPG Holdings Ltd. #	2,754
		89,037
Thailand: 0.6%
1,100	Advanced Info Service PCL (NVDR) #	7,457
1,000	BEC World PCL (NVDR) #	1,502
500	Glow Energy PCL (NVDR) #	1,287
3,700	Krung Thai Bank PCL (NVDR) #	2,382
1,500	PTT Exploration & Production PCL (NVDR) #	7,742
1,800	PTT Global Chemical PCL (NVDR) #	3,744
900	PTT PCL (NVDR) #	8,825
900	Thai Oil PCL (NVDR) #	1,443
		34,382
Turkey: 0.1%
75	Ford Otomotiv Sanayi AS * #	934
134	Tofas Turk Otomobil Fabrikasi AS #	831
562	Turk Telekomunikasyon AS #	1,623
		3,388
United Arab Emirates: 0.0%
459	First Gulf Bank PJSC #	1,988
United Kingdom: 22.3%
207	Admiral Group PLC #	5,480
422	Antofagasta PLC #	5,508
1,349	AstraZeneca PLC #	100,271
3,404	BAE Systems PLC #	25,190
19,753	BP PLC #	173,786
2,018	British American Tobacco PLC #	119,967
5,432	Centrica PLC #	29,000
5,197	GlaxoSmithKline PCL #	138,246
20,143	HSBC Holdings PLC #	204,167
589	ICAP PLC #	3,823
1,030	Imperial Tobacco Group PLC #	46,296
456	Inmarsat PLC #	5,823
586	Investec PLC #	5,394
1,322	J Sainsbury PLC #	7,130
6,329	Legal & General Group PLC #	24,360
1,745	Marks & Spencer Group PLC #	12,682
3,990	National Grid PLC #	57,391
5,238	Old Mutual PLC #	17,686
876	Pearson PLC #	17,281
256	Severn Trent PLC #	8,455
1,034	SSE PLC #	27,675
2,542	Standard Life PLC #	16,248
498	Tate & Lyle PLC #	5,821
8,660	Tesco PLC #	42,051
538	TUI Travel PLC #	3,659
28,278	Vodafone Group PLC #	94,427
2,248	WM Morrison Supermarkets PLC #	7,044
		1,204,861
Total Common Stocks (Cost: $5,144,777)		5,330,154
PREFERRED STOCKS: 0.4%
Brazil: 0.3%
100	AES Tiete SA	882
800	Cia Energetica de Minas Gerais	5,858
100	Cia Paranaense de Energia	1,537
300	Telefonica Brasil SA	6,125
		14,402
Russia: 0.1%
7,414	Surgutneftegas OJSC (USD) * #	6,100
Total Preferred Stocks (Cost: $18,374)		20,502
RIGHTS: 0.0%
China / Hong Kong: 0.0%
360	HKT Trust and HKT Ltd. ((HKD 2.29, expiring 08/05/14) * #	106
Spain: 0.0%
921	Repsol SA (EUR 0.50, expiring 07/24/14) *	627
Total Rights (Cost: $609)		733
SHORT-TERM INVESTMENT: 0.6% (Cost: $34,370)
34,370	Dreyfus Government Cash Management Fund *	34,370
Total Investments: 99.8% (Cost: $5,198,130)		5,385,759
Other assets less liabilities: 0.2%		12,185
NET ASSETS: 100.0%		$5,397,944

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,622,512 which represents 85.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	5.6%	$302,744
Consumer Staples	6.7	359,706
Energy	20.2	1,086,770
Financials	29.3	1,577,579
Health Care	11.8	637,716
Industrials	3.1	168,074
Information Technology	1.7	92,834
Materials	4.8	257,182
Telecommunication Services	10.5	562,889
Utilities	5.7	305,895
Money Market Fund	0.6	34,370
	100.0%	$5,385,759

The summary of inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$328,817	$—	$328,817
Austria	—	7,137	—	7,137
Belgium	—	5,410	—	5,410
Brazil	45,491	—	—	45,491
Canada	585,186	—	—	585,186
Chile	9,720	—	—	9,720
China / Hong Kong	4,870	440,489	—	445,359
Colombia	9,573	—	—	9,573
Czech Republic	—	3,679	—	3,679
Denmark	—	11,313	—	11,313
Egypt	—	688	—	688
Finland	2,673	64,457	—	67,130
France	6,735	453,438	—	460,173
Germany	—	459,232	—	459,232
India	—	7,699	—	7,699
Indonesia	—	7,939	—	7,939
Israel	—	4,090	—	4,090
Italy	—	21,561	—	21,561
Japan	—	116,044	—	116,044
Luxembourg	12,326	—	—	12,326
Malaysia	1,534	44,689	—	46,223
Mexico	9,802	—	—	9,802
Netherlands	—	322,152	—	322,152
New Zealand	—	7,495	—	7,495
Norway	13,551	81,621	—	95,172
Philippines	—	1,345	—	1,345
Poland	1,471	44,380	—	45,851
Portugal	—	12,427	—	12,427
Qatar	—	1,810	—	1,810
Russia	10,916	119,070	—	129,986
Singapore	—	89,785	—	89,785
South Africa	—	146,542	—	146,542
South Korea	—	12,691	—	12,691
Spain	—	57,650	—	57,650
Sweden	—	85,240	—	85,240
Switzerland	—	323,760	—	323,760
Taiwan	—	89,037	—	89,037
Thailand	—	34,382	—	34,382
Turkey	—	3,388	—	3,388
United Arab Emirates	—	1,988	—	1,988
United Kingdom	—	1,204,861	—	1,204,861
Preferred Stocks
Brazil	14,402	—	—	14,402
Russia	—	6,100	—	6,100
Rights
China / Hong Kong	—	106	—	106
Spain	627	—	—	627
Money Market Fund	34,370	—	—	34,370
Total	$763,247	$4,622,512	$—	$5,385,759

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of June 30, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bank and Brokerage ETF	$14,666,514	$1,639,788	$(357,984)	$1,281,804
Biotech ETF	483,572,151	58,897,035	(18,968,604)	39,928,431
Environmental Services ETF	18,742,441	3,569,818	(703,309)	2,866,509
Gaming ETF	52,720,147	12,002,242	(3,659,376)	8,342,866
Pharmaceutical ETF	302,325,433	45,765,715	(624,187)	45,141,528
Retail ETF	41,298,122	516,317	(1,963,429)	(1,447,112)
Semiconductor ETF	393,525,158	15,232,357	(6,299,141)	8,933,216
Wide Moat ETF	729,251,008	28,699,317	(9,800,345)	18,898,972
MSCI Emerging Markets Quality ETF	5,071,734	481,755	(61,892)	419,863
MSCI Emerging Markets Quality Dividend ETF	5,087,079	405,209	(56,338)	348,871
MSCI International Quality ETF	5,077,745	356,904	(93,600)	263,304
MSCI International Quality Dividend ETF	5,198,130	371,080	(183,451)	187,629

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: August 27, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 27, 2014